UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
February 9, 2008




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
GOOGLE                         COM              38259P508     1696     5513 SH       SOLE
EMERSON ELECTRIC               COM              291011104     2919    79750 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     4840     1509 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     3928    57320 SH       SOLE
WALT DISNEY                    COM              254687106     1839    81050 SH       SOLE
HEWLETT PACK                   COM		428236103     3992   110030 SH       SOLE
BAXTER INT                     COM              071813109     1526    28490 SH       SOLE
HARRIS CORP                    COM              413875105     1542    40530 SH       SOLE
GENERAL DYNAMICS               COM              369550108     2087    36245 SH       SOLE
ABBOTT LABS                    COM              002824100     2016    37785 SH       SOLE
MICROSOFT                      COM              594918104     3468   178435 SH       SOLE
PATTERSON INC                  COM              703395103     2280   121620 SH       SOLE
GRAINGER                       COM              384802104     2961    37565 SH       SOLE
OMNICOM                        COM              681919106     1757    65275 SH       SOLE
NOKIA 		               COM              653902204       88     5700 SH       SOLE
AUTO DATA PROC                 COM              053015103     3761    95610 SH       SOLE
BECTON DICKINSON               COM              075887109     2458    35945 SH       SOLE
PEPSICO INC                    COM              713448108     4164    76037 SH       SOLE
NIKE CL B                      COM              654106103     2134    41850 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     2722    44045 SH       SOLE
ST JUDE MED                    COM	        790849103     2248    68205 SH       SOLE
MCKESSON CORP                  COM              58155Q103     1397    36090 SH       SOLE
LAB CORP OF AMERICA            COM              50540R409      130     2025 SH       SOLE
ILL TOOL WORKS                 COM              452308109     2879    82155 SH       SOLE
ACCENTURE LTD                  COM              G1150G111      139     4260 SH       SOLE
COCA COLA                      COM              191216100      130     2885 SH       SOLE
COMCAST CORP                   COM              20030N101        8      485 SH       SOLE
DELL INC                       COM              24702R101       56     5500 SH       SOLE
FRANKIN RESOURCES              COM              354613101       37      590 SH       SOLE
HEINEKEN NV ADR                COM              423012202       72     4475 SH       SOLE
JOHNSON & JOHNSON              COM              478160104      112     1887 SH       SOLE
3M CORP                        COM              88579Y101      120     2095 SH       SOLE
PFIZER INC                     COM              717081103       83     4720 SH       SOLE
STARBUCKS                      COM              855244109       18     1935 SH       SOLE
TOTAL SYSTEM SERVICES          COM              891906109       50     3640 SH       SOLE
WAL-MART STORES                COM              931142103       97     1745 SH       SOLE
HOME DEPOT 09                  NOTE             437076AL6       39    40000 PRN      SOLE
KRAFT FOODS 11                 NOTE             50075NAB0       40    40000 PRN      SOLE
PEPSICO 12                     NOTE             713448BF4      100    95000 PRN      SOLE
GE CAP 13                      NOTE             36962GWB6       50    50000 PRN      SOLE
PHILLIP MORRIS 13              NOTE             718172AB5        6     6000 PRN      SOLE
WAL-MART STORES 13             NOTE             931142AS2       57    50000 PRN      SOLE
AMERICAN EXPRESS 13            NOTE             025816AQ2       33    35000 PRN      SOLE
ABBOTT LABS 14                 NOTE             002824AQ3       71    70000 PRN      SOLE
FED NATL MTG 14                NOTE             31359MWJ8       93    85000 PRN      SOLE
US T BOND                      BOND             912810DX3      177   130000 PRN      SOLE
US T NOTE TIPS                 NOTE             912828GD6       37    35000 PRN      SOLE
US T BOND                      BOND             912810DZ8       74    50000 PRN      SOLE